Restricted cash and other long-term assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Other Non Current Assets [Abstract]
Restricted cash	$ 1,325	$ 7,703
Prepaid expenses and deposits	2,707	446
Commission asset	5,234	2,898
Other	2,238	702
Other	$ 11,504	$ 11,749